Investments in Noncontrolled Entity (Details) - VIECO USA, Inc. [Member] $ / shares in Units, $ in Millions, $ in Millions		9 Months Ended
	May 12, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) shares	Apr. 20, 2021 $ / shares shares	Feb. 16, 2021 USD ($) shares	Feb. 16, 2021 AUD ($) $ / shares shares
Investments in Noncontrolled Entity (Details) [Line Items]
Settlement agreement, description		The settlement agreement also includes a services and reseller agreement, under which the Company will receive a non-refundable fee of AUD 1.0 million per year for its promotion services for three years on a quarterly basis beginning on July 1, 2021 and ending on April 1, 2024, and the Company will pay SAS a fee of AUD 0.1 million for each launch that is resold or referred by SAS.
Shares issued (in Shares) | shares	500,000	1,000,000		11,000,000	11,000,000
Price per share | (per share)	$ 10				$ 0.2
Total share value				$ 1.7	$ 2.2
Ownership percentage				14.70%	14.70%
Unrealized gain on investment		$ 1.7
Unrealized loss on fair value		0.2
Fully vested shares (in Shares) | shares			7,000,000
Strike price per share (in Dollars per Share) | $ / shares			0.4
Deposit amount		1.2
Contribution amount	$ 5.0
Non refundable deposit		$ 5.0
Negotiated days		60 days
Unrealized gain		$ 5.0
SAS Parent [Member]
Investments in Noncontrolled Entity (Details) [Line Items]
Shares issued (in Shares) | shares		11,000,000
Arqit Limited [Member]
Investments in Noncontrolled Entity (Details) [Line Items]
Non refundable deposit		$ 5.0